Schedule of shareholder information (Details) - Cilo Cybin Holdings Limited [member] - shares		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total number of Shares		71,017,906	63,916,115	63,916,115
Total shareholders percentage		100.00%
Dr tham [member]
IfrsStatementLineItems [Line Items]
Total number of Shares	[1]	28,762,252
Total shareholders percentage	[1]	40.50%
Alps [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		28,762,252
Total shareholders percentage		40.50%
Gabriel theron [member]
IfrsStatementLineItems [Line Items]
Total number of Shares	[1]	3,550,895
Total shareholders percentage	[1]	5.00%
Shyan and van huyssteen [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		2,840,716
Total shareholders percentage		4.00%
Public [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		7,101,791
Total shareholders percentage		10.00%
Directly [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		71,017,906
Directly [member] | Dr tham [member]
IfrsStatementLineItems [Line Items]
Total number of Shares	[1]	28,762,252
Directly [member] | Alps [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		28,762,252
Directly [member] | Gabriel theron [member]
IfrsStatementLineItems [Line Items]
Total number of Shares	[1]	3,550,895
Directly [member] | Shyan and van huyssteen [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		2,840,716
Directly [member] | Public [member]
IfrsStatementLineItems [Line Items]
Total number of Shares		7,101,791
Indirectly [member]
IfrsStatementLineItems [Line Items]
Total number of Shares
Indirectly [member] | Dr tham [member]
IfrsStatementLineItems [Line Items]
Total number of Shares	[1]
Indirectly [member] | Alps [member]
IfrsStatementLineItems [Line Items]
Total number of Shares
Indirectly [member] | Gabriel theron [member]
IfrsStatementLineItems [Line Items]
Total number of Shares	[1]
Indirectly [member] | Shyan and van huyssteen [member]
IfrsStatementLineItems [Line Items]
Total number of Shares
Indirectly [member] | Public [member]
IfrsStatementLineItems [Line Items]
Total number of Shares

[1]	Dr Tham and Gabriel Theron are the only directors of the Company with an equity interest in the Company.